Trade and other receivables - Carrying amounts of trade receivables denominated in different currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Trade receivables	£ 622	£ 622
Gross
Cash and cash equivalents
Trade receivables	692	692
Pound sterling | Gross
Cash and cash equivalents
Trade receivables	51	48
Euro | Gross
Cash and cash equivalents
Trade receivables	161	159
US dollar | Gross
Cash and cash equivalents
Trade receivables	291	301
Other currencies | Gross
Cash and cash equivalents
Trade receivables	£ 189	£ 184